CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current Assets
Cash and cash equivalent	$ 683,483	$ 1,097
Accounts receivable, net	187,828	0
Other receivables and prepaid expenses	22,895	18,050
Total current assets	894,206	19,147
Non-current assets
Right of use assets	36,764	0
Website and Software development costs, net	9,184	17,394
Total non-current assets	45,948	17,394
Total Assets	940,154	36,541
Current liabilities
Loan payable	0	12,945
Accounts payable	331,402	1,398
Due to related parties	47,731	18,065
Income tax payable	83,922	0
Other payable and accrued liabilities	6,113	0
Operating lease liabilities, current	27,586	0
Total current liabilities	496,754	32,408
Non-current liabilities
Operating lease liability, non-current	9,213	0
Total non-current liabilities	9,213	0
Total liabilities	505,967	32,408
Commitments and Contingencies (Note 12)
Shareholders’ Equity
Ordinary shares, $0.001 par value, 75,000,000 shares authorized; 8,092,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively.	8,092	8,092
Additional paid in capital	39,748	39,748
Retained earnings (Accumulated deficit)	386,366	(43,707)
Accumulated other comprehensive loss	(19)	0
Total Shareholders’ Equity	434,187	4,133
Total Liabilities and Shareholders’ Equity	$ 940,154	$ 36,541